Share Capital and Reserves	12 Months Ended
Aug. 31, 2018
Share Capital And Reserves
Share Capital and Reserves
11.	Share Capital and Reserves

The Company filed articles of amendment effective May 26, 2017, and changed its name from Intelligent Content Enterprises Inc., to Novicius Corp., and consolidated its common shares on the basis of one (1) new share for every ten (10) old shares. The Company filed articles of amendment effective February 1, 2016, and changed its name from Eagleford Energy Corp., to Intelligent Content Enterprises Inc., and consolidated its common shares on the basis of one (1) new share for every ten (10) old shares. The consolidated financial statements have been adjusted to reflect these consolidations accordingly.

a)	Share Capital

Authorized:

Unlimited number of common shares at no par value

Unlimited number of preferred shares issuable in series

Common Shares Issued:

The following table sets out the changes in common shares during the respective periods:

	Number	Amount $
Balance August 31, 2016	2,650,627	23,220,683
Common shares issued as private placement (Note 11 b (i))	7,692	30,233
Common shares issued as settlement of shareholder advances (Note 11 b (ii))	1,187,672	213,781
Common shares issued as anti-dilution provision (Note 11 b (iii))	1,420,809	184,705
Common shares issued as anti-dilution provision (Note 11 b (iv))	16,364	2,127
Balance August 31, 2017 and August 31, 2018	5,283,164	23,651,529

Preferred Shares Issued:

As at August 31, 2018 and August 31, 2017, there were no preferred shares issued.

b)	Share Purchase Warrants

The following table sets out the changes in warrants during the respective periods:

	August 31, 2018		August 31, 2017
Warrants	Number of Warrants	Weighted Average Price	Number of Warrants	Weighted Average Price
Outstanding, beginning of year	208,211	—	722,572	—
Warrants issued (Note 11 b (i))	—	—	7,692	—
Warrants issued (Note 11 b (iv))	—	—	16,364	—
Warrants expired (Note 11 b (v))	—	—	(538,417)	—
Balance, end of year	208,211	$5.27	208,211	$5.27

(i)         On November 30, 2016, the Company completed private placements for gross proceeds of $50,000 and issued 7,692 units in the capital of the Company at a purchase price of $6.50 per unit. Each unit is comprised of one (1) common share and one (1) common share purchase warrant. Each full warrant entitles the holder to purchase one (1) common share at an exercise price of $10.00 until November 30, 2019. The fair value of the units ($50,000) was allocated to common shares $30,233 and the amount allocated to warrants component using a Binomial Lattice model was $19,767.

(ii)        Effective August 31, 2017, the Company settled shareholder advances of $213,781 and issued 1,187,672 common shares in the capital of the Company at a price of $0.18 per share.

(iii)       Pursuant to the August 31, 2017, settlement of shareholder advances of $213,781, effective August 31, 2017, the Company issued 1,420,809 common shares in the capital of the Company pursuant to the anti-dilution provision of the August 31, 2016, private placement agreements. The fair value of $184,705 was calculated on the previous day’s closing price of the Company’s common shares and allocated to common shares and anti-dilution fees in the consolidated statement of operations.

(iv)      Pursuant to the November 30, 2016, private placement of $50,000, effective August 31, 2017, the Company issued 16,364 Units in the capital of the Company pursuant to the anti-dilution provision of the August 31, 2016, private placement agreements. Each unit is comprised of one (1) common share and one (1) common share purchase warrant. Each full warrant entitles the holder to purchase one (1) common share at an exercise price of $10.00 until November 30, 2019. The fair value of the units of $2,127 was allocated to common shares and anti-dilution fees in the consolidated statement of operations. No value was allocated to warrants based on the Binomial Lattice model.

(v)        On August 31, 2017, 538,417 common share purchase warrants exercisable at $10.00 expired. The amount allocated to warrants based on the Binomial Lattice model was $2,195,738 with a corresponding increase to contributed surplus.

The following table summarizes the outstanding warrants as at August 31, 2018 and August 31, 2017, respectively:

Number of Warrants 2018	Exercise Price	Expiry Date	Weighted Average Remaining Life (Years)	Warrant Value ($)
160,519	$3.50	March 1, 2019	0.50	603,370
23,636	$12.50	August 31, 2019	1.00	126,729
24,056	$10.00	November 30, 2019	1.25	19,767
208,211			0.64	749,866

Number of Warrants 2017	Exercise Price	Expiry Date	Weighted Average Remaining Life (Years)	Warrant Value ($)
160,519	$3.50	March 1, 2019	1.50	603,370
23,636	$12.50	August 31, 2019	2.00	126,729
24,056	$10.00	November 30, 2019	2.25	19,767
208,211			1.64	749,866

c)	Weighted Average Shares Outstanding

The following table summarizes the weighted average shares outstanding:

	August 31,
	2017	2017	2016
Weighted Average Shares Outstanding, basic	5,283,164	2,663,614	2,077,096
Weighted Average Shares Outstanding, diluted	5,283,164	2,663,614	2,077,096

At August 31, 2018, there were 208,211 common share purchase warrants that could be exercised, however they are anti-dilutive. The effects of any potential dilutive instruments on loss per share are anti-dilutive and therefore have been excluded from the calculation of diluted loss per share.

d)	Share Purchase Options

The Company has a stock option plan to provide incentives for directors, officers, employees and consultants of the Company. The maximum number of shares, which may be set aside for issuance under the stock option plan, is 20% of the issued and outstanding common shares of the Company on a rolling basis.

The following table is a summary of the status of the Company’s stock options and changes during the period:

	Number of Options	Weighted Average Exercise Price $
Balance, August 31, 2016	38,300	22.80
Granted	200,000	12.05
Expired	(83,300)	(13.63)
Balance, August 31, 2017	155,000	13.87
Cancelled	(155,000)	(13.87)
Balance, August 31, 2018	—	—

The following table is a summary of the Company’s stock options outstanding and exercisable as at August 31, 2017:

				Options Exercisable
Exercise Price	Number of Options	Options Outstanding Weighted Average Remaining Life (Years)	Expiry Date	Number of Options	Weighted Average Exercise Price $
$12.00	5,000	2.20	November 11, 2019	5,000	0.50
$15.00	70,000	4.02	September 8, 2021	35,000	3.79
$13.00	80,000	4.02	September 8, 2021	80,000	4.38
	155,000	3.95		85,000	13.87

e)	Stock Based Compensation

Effective May 1, 2018, all of the stock options issued by the Company were released and subsequently cancelled and $1,815,961 was recorded as an increase to contributed surplus.

Employees

On September 9, 2016, the Company granted 30,000 immediately vesting common share purchase options to shares to a director and 30,000 common share purchase options vesting February 6, 2017 to the President. These options are exercisable at $13.00 per share and expire on September 8, 2021. As at August 31, 2017, the Company recorded non-cash stock-based compensation expense of $706,178.

On September 9, 2016, the Company granted to the President 70,000 common share purchase options exercisable at $15.00 per share and expiring on September 8, 2021. Of these options, 35,000 vested on September 8, 2017 and 35,000 vesting on September 8, 2018. As at August 31, 2017, the Company recorded non-cash stock-based compensation expense of $613,532. As at August 31, 2018, the Company recorded a further $204,511 in stock-based compensation.

On November 1, 2016, the Company granted 50,000 common share purchase options vesting March 30, 2017 to the former Chief Financial Officer. These options were exercisable at $6.40 per share and expired on April 25, 2017. As at August 31, 2017, the Company recorded non-cash stock-based compensation expense of $294,895.

Non Employees

On September 9, 2016, the Company granted 20,000 immediately vesting common share purchase options to a consultant of the Company. These options are exercisable at $13.00 per share and expire on September 8, 2021. As at August 31, 2017, the Company recorded non-cash stock-based compensation expense of $235,393.

The fair value of the stock options granted were estimated on the date of the grant using the Black Scholes option pricing model with the following assumptions and inputs:

	November 1, 2016	September 9, 2016
Weighted average fair value per option	$5.90	$11.70
Weighted average risk-free interest rate	0.68%	0.59%
Forfeiture rate	0%	0%
Weighted average expected volatility	156.70%	152.32%
Expected life (years)	5	5
Dividend yield	Nil	Nil
Stock price on the date of grant	$6.40	$12.90